Debt issued held at amortized cost (Tables)	12 Months Ended
Dec. 31, 2017
Notes Disclosure Debt Issued Held At Amortized Cost [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
CHF million	31.12.17	31.12.16
Certificates of deposit	23,831	20,207
Commercial paper	23,532	1,653
Other short-term debt	3,590	4,318
Short-term debt[1]	50,953	26,178
Senior fixed-rate bonds	32,268	27,008
of which: issued by UBS AG with original maturity greater than one year[2]	32,256	26,850
Senior unsecured debt that contributes to total loss-absorbing capacity	27,233	16,890
Covered bonds	4,112	5,836
Subordinated debt	16,555	19,325
of which: high-trigger loss-absorbing additional tier 1 capital instruments	5,187	5,429
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,383	2,342
of which: low-trigger loss-absorbing tier 2 capital instruments	8,286	10,429
of which: non-Basel III-compliant tier 2 capital instruments	700	1,125
Debt issued through the central bond institutions of the Swiss regional or cantonal banks	8,345	8,302
Other long-term debt	87	112
of which: issued by UBS AG with original maturity greater than one year[2]	66	94
Long-term debt[3]	88,599	77,472
Total debt issued held at amortized cost[4]	139,551	103,649
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2017 was unsecured (31 December 2016: 100% of the balance was unsecured). 3 Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

Debt issued
Notes Disclosure Debt Issued Held At Amortized Cost [Line Items]
Maturity Analysis For Non-derivative Financial Liabilities
Contractual maturity of carrying value
CHF million, except where indicated	2018	2019	2020	2021	2022	2023-2027	Thereafter	Total 31.12.17	Total 31.12.16
UBS Group AG1
Subordinated debt
Fixed-rate	0	0	0	0	0	0	7,570	7,570	7,771
Interest rates (range in %)							5.8–7.1
Subtotal	0	0	0	0	0	0	7,570	7,570	7,771
UBS AG2
Non-subordinated debt
Fixed-rate	38,470	3,975	7,964	4,107	1,580	0	18	56,115	42,724
Interest rates (range in %)	0–6.6	2.4–4.0	0–4.9	0.1–1.4	4.0–4.0
Floating-rate	21,158	4,818	3,926	0	0	0	1,223	31,125	15,937
Subordinated debt
Fixed-rate	0	0	0	0	1,912	7,073	0	8,985	11,554
Interest rates (range in %)					7.6–7.6	4.8–8.8
Subtotal	59,628	8,793	11,891	4,107	3,492	7,073	1,241	96,225	70,215
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	805	747	2,186	2,940	4,535	15,723	2,855	29,791	23,843
Interest rates (range in %)	0.4–3.8	0.6–2.9	0.1–2.8	0.1–3.0	0.1–3.4	0.1–4.1	0.2–4.3
Floating-rate	1	0	293	976	2,535	2,162	0	5,966	1,820
Subtotal	806	746	2,479	3,916	7,070	17,885	2,855	35,756	25,663
Total	60,434	9,540	14,370	8,022	10,562	24,958	11,666	139,551	103,649
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG.

UBS AG
Notes Disclosure Debt Issued Held At Amortized Cost [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
CHF million	31.12.17	31.12.16
Certificates of deposit	23,831	20,207
Commercial paper	23,532	1,653
Other short-term debt	3,590	4,318
Short-term debt[1]	50,953	26,178
Senior fixed-rate bonds	32,268	27,008
of which: issued by UBS AG with original maturity greater than one year[2]	32,256	26,850
Covered bonds	4,112	5,836
Subordinated debt	8,985	11,554
of which: low-trigger loss-absorbing tier 2 capital instruments	8,286	10,429
of which: non-Basel III-compliant tier 2 capital instruments	700	1,125
Debt issued through the central bond institutions of the Swiss regional or cantonal banks	8,345	8,302
Other long-term debt	87	121
of which: issued by UBS AG with original maturity greater than one year[2]	66	94
Long-term debt[3]	53,796	52,820
Total debt issued held at amortized cost[4]	104,749	78,998
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2017 was unsecured (31 December 2016: 100% of the balance was unsecured). 3 Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG | Debt issued
Notes Disclosure Debt Issued Held At Amortized Cost [Line Items]
Maturity Analysis For Non-derivative Financial Liabilities
Contractual maturity of carrying value
CHF million, except where indicated	2018	2019	2020	2021	2022	2023–2027	Thereafter	Total 31.12.17	Total 31.12.16
UBS AG1
Non-subordinated debt
Fixed-rate	38,470	3,975	7,987	4,162	1,643	0	3	56,239	42,999
Interest rates (range in %)	0–6.6	2.4–4.0	0–4.9	0.1–1.4	4.0–4.0
Floating-rate	21,158	4,818	3,926	0	0	0	1,223	31,125	15,937
Subordinated debt
Fixed-rate	0	0	0	0	1,912	7,073	0	8,985	11,554
Interest rates (range in %)					7.6–7.6	4.8–8.8
Subtotal	59,628	8,793	11,913	4,162	3,555	7,073	1,225	96,349	70,490
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	805	747	725	1,000	835	3,384	903	8,398	8,507
Interest rates (range in %)	0.4–3.8	0.6–2.9	0.1–2.8	0.1–2.4	0.1–3.4	0.1–2.8	0.2–2.7
Floating-rate	1	0	1	0	0	0	0	1	1
Subtotal	806	746	726	1,000	835	3,384	903	8,400	8,507
Total	60,434	9,540	12,639	5,162	4,389	10,457	2,128	104,749	78,998
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.